Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value	FAIR VALUE
We have categorized our financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:
•Level 1:  Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g., U.S. government obligations, which are continually priced on a daily basis, active exchange-traded equity securities, and certain short-term securities).
•Level 2:  Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly (e.g., certain corporate and municipal bonds and certain preferred stocks). This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3:  Inputs that are unobservable. Unobservable inputs reflect our subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain structured securities and privately held investments).
Determining the fair value of the investment portfolio is the responsibility of management. As part of the responsibility, we evaluate whether a market is distressed or inactive in determining the fair value for our portfolio. We review certain market level inputs to evaluate whether sufficient activity, volume, and new issuances exist to create an active market. Based on this evaluation, we concluded that there was sufficient activity related to the sectors and securities for which we obtained valuations.
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2020
Fixed maturities:
U.S. government obligations	$12,740.0	$0	$0	$12,740.0	$12,437.9
State and local government obligations	0	3,221.8	0	3,221.8	3,099.4
Corporate debt securities	0	10,185.2	0	10,185.2	9,579.7
Subtotal	12,740.0	13,407.0	0	26,147.0	25,117.0
Asset-backed securities:
Residential mortgage-backed	0	509.5	0	509.5	503.3
Commercial mortgage-backed	0	6,175.1	0	6,175.1	6,042.6
Other asset-backed	0	3,784.6	0	3,784.6	3,745.0
Subtotal asset-backed securities	0	10,469.2	0	10,469.2	10,290.9
Redeemable preferred stocks:
Financials	0	51.6	0	51.6	51.1
Utilities	0	11.7	0	11.7	10.0
Industrials	10.8	120.6	0	131.4	120.1
Subtotal redeemable preferred stocks	10.8	183.9	0	194.7	181.2
Total fixed maturities	12,750.8	24,060.1	0	36,810.9	35,589.1
Short-term investments	4,704.9	513.6	0	5,218.5	5,218.5
Total available-for-sale securities	17,455.7	24,573.7	0	42,029.4	40,807.6
Equity securities:
Nonredeemable preferred stocks:
Financials	117.7	1,212.3	35.0	1,365.0	1,278.6
Utilities	0	41.9	0	41.9	40.0
Industrials	0	24.3	16.7	41.0	40.1
Subtotal nonredeemable preferred stocks	117.7	1,278.5	51.7	1,447.9	1,358.7
Common equities:
Common stocks	4,049.9	0	0	4,049.9	1,184.2
Other risk investments	0	0	3.1	3.1	3.1
Subtotal common equities	4,049.9	0	3.1	4,053.0	1,187.3
Total equity securities	4,167.6	1,278.5	54.8	5,500.9	2,546.0
Total portfolio	$21,623.3	$25,852.2	$54.8	$47,530.3	$43,353.6
Debt	$0	$6,793.5	$0	$6,793.5	$5,396.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2019
Fixed maturities:
U.S. government obligations	$13,251.1	$0	$0	$13,251.1	$13,100.7
State and local government obligations	0	1,713.3	0	1,713.3	1,686.0
Corporate debt securities	0	7,067.7	0	7,067.7	6,860.3
Subtotal	13,251.1	8,781.0	0	22,032.1	21,647.0
Asset-backed securities:
Residential mortgage-backed	0	627.5	0	627.5	625.0
Commercial mortgage-backed	0	5,076.2	0	5,076.2	5,020.7
Other asset-backed	0	5,179.5	0	5,179.5	5,164.7
Subtotal asset-backed securities	0	10,883.2	0	10,883.2	10,810.4
Redeemable preferred stocks:
Financials	0	51.7	0	51.7	51.5
Utilities	0	11.1	0	11.1	10.0
Industrials	11.1	121.1	0	132.2	124.2
Subtotal redeemable preferred stocks	11.1	183.9	0	195.0	185.7
Total fixed maturities	13,262.2	19,848.1	0	33,110.3	32,643.1
Short-term investments	1,797.4	1.4	0	1,798.8	1,798.8
Total fixed maturities and short-term	15,059.6	19,849.5	0	34,909.1	34,441.9
Equity securities:
Nonredeemable preferred stocks:
Financials	77.4	850.7	27.1	955.2	891.3
Utilities	0	42.3	0	42.3	39.9
Industrials	0	25.4	16.0	41.4	40.1
Subtotal nonredeemable preferred stocks	77.4	918.4	43.1	1,038.9	971.3
Common equities:
Common stocks	3,306.0	0	0	3,306.0	1,125.2
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	3,306.0	0	0.3	3,306.3	1,125.5
Total equity securities	3,383.4	918.4	43.4	4,345.2	2,096.8
Total available-for-sale portfolio	$18,443.0	$20,767.9	$43.4	$39,254.3	$36,538.7
Debt	$0	$5,119.6	$0	$5,119.6	$4,407.1
Our portfolio valuations, excluding short-term investments, classified as either Level 1 or Level 2 in the above tables are priced exclusively by external sources, including: pricing vendors, dealers/market makers, and exchange-quoted prices.
Our short-term investments classified as Level 1 are highly liquid, actively marketed, and have a very short duration, primarily 90 days or less to redemption. These securities are held at their original cost, adjusted for any accretion of discount, since that value very closely approximates what an active market participant would be willing to pay for such securities. The remainder of our short-term investments are classified as Level 2 and are not priced externally since these securities continually trade at par value. These securities are classified as Level 2 since they are primarily longer-dated securities issued by municipalities that contain either liquidity facilities or mandatory put features within one year.
At December 31, 2020, vendor-quoted prices represented 76% of our Level 1 classifications (excluding short-term investments), compared to 80% at December 31, 2019. The securities quoted by vendors in Level 1 primarily represent our holdings in U.S. Treasury Notes, which are frequently traded and the quotes are considered similar to exchange-traded quotes. The balance of our Level 1 pricing comes from quotes obtained directly from trades made on active exchanges.
At both December 31, 2020 and 2019, vendor-quoted prices comprised 99% of our Level 2 classifications
(excluding short-term investments), while dealer-quoted prices represented 1%. In our process for selecting a source (e.g., dealer or pricing service) to provide pricing for securities in our portfolio, we reviewed documentation from the sources that detailed the pricing techniques and methodologies used by these sources and determined if their policies adequately considered market activity, either based on specific transactions for the particular security type or based on modeling of securities with similar credit quality, duration, yield, and structure that were recently transacted. Once a source is chosen, we continue to monitor any changes or modifications to their processes by reviewing their documentation on internal controls for pricing and market reviews. We review quality control measures of our sources as they become available to determine if any significant changes have occurred from period to period that might indicate issues or concerns regarding their evaluation or market coverage.
As part of our pricing procedures, we obtain quotes from more than one source to help us fully evaluate the market price of securities. However, our internal pricing policy is to use a consistent source for individual securities in order to maintain the integrity of our valuation process. Quotes obtained from the sources are not considered binding offers to transact. Under our policy, when a review of the valuation received from our selected source appears to be outside of what is considered market level activity (which is defined as trading at spreads or yields significantly different than those of comparable securities or outside the general sector level movement without a reasonable explanation), we may use an alternate source’s price. To the extent we determine that it may be prudent to substitute one source’s price for another, we will contact the initial source to obtain an understanding of the factors that may be contributing to the significant price variance.
To allow us to determine if our initial source is providing a price that is outside of a reasonable range, we review our portfolio pricing on a weekly basis. When necessary, we challenge prices from our sources when a price provided does not match our expectations based on our evaluation of market trends and activity. Initially, we perform a review of our portfolio by sector to identify securities whose prices appear outside of a reasonable range. We then perform a more detailed review of fair values for securities disclosed as Level 2. We review dealer bids and quotes for these and/or similar securities to determine the market level context for our valuations. We then evaluate inputs relevant for each class of securities disclosed in the preceding hierarchy tables.
For our structured debt securities, including commercial, residential, and other asset-backed securities, we evaluate available market-related data for these and similar securities related to collateral, delinquencies, and defaults for historical trends and reasonably estimable projections, as well as historical prepayment rates and current prepayment assumptions and cash flow estimates. We further stratify each class of our structured debt securities into more finite sectors (e.g., planned amortization class, first pay, second pay, senior, subordinated, etc.) and use duration, credit quality, and coupon to determine if the fair value is appropriate.
For our corporate debt and preferred stock (redeemable and nonredeemable) portfolios, as well as the notes issued by The Progressive Corporation (see Note 4 – Debt), we review securities by duration, coupon, and credit quality, as well as changes in interest rate and credit spread movements within that stratification. The review also includes recent trades, including: volume traded at various levels that establish a market; issuer specific fundamentals; and industry specific economic news as it comes to light.
For our municipal securities (e.g., general obligations, revenue, and housing), we stratify the portfolio to evaluate securities by type, coupon, credit quality, and duration to review price changes relative to credit spread and interest rate changes. Additionally, we look to economic data as it relates to geographic location as an indication of price-to-call or maturity predictors. For municipal housing securities, we look to changes in cash flow projections, both historical and reasonably estimable projections, to understand yield changes and their effect on valuation.
Lastly, for our short-term securities, we look at acquisition price relative to the coupon or yield. Since our short-term securities are typically 90 days or less to maturity, with the majority listed in Level 2 being 30 days or less to redemption, we believe that acquisition price is the best estimate of fair value.
We also review data assumptions as supplied by our sources to determine if that data is relevant to current market conditions. In addition, we independently review each sector for transaction volumes, new issuances, and changes in spreads, as well as the overall movement of interest rates along the yield curve to determine if sufficient activity and liquidity exists to provide a credible source for our market valuations.
During each valuation period, we create internal estimations of portfolio valuation (performance returns), based on current market-related activity (i.e., interest rate and credit spread movements and other credit-related factors) within each major sector of our portfolio. We compare our internally generated portfolio results with those generated based on quotes we receive externally and research material valuation differences. We compare our results to index returns for each major sector adjusting for duration and credit quality differences to better understand our portfolio’s results. Additionally, we review on a monthly basis our external sales transactions and compare the actual final market sales prices to previous market valuation prices. This review provides us further validation that our pricing sources are providing market level prices, since we are able to explain significant price changes (i.e., greater than 2%) as known events occur in the marketplace and affect a particular security’s price at sale.
This analysis provides us with additional comfort regarding the source’s process, the quality of its review, and its willingness to improve its analysis based on feedback from clients. We believe this effort helps ensure that we are reporting the most representative fair values for our securities.
Except as described below, our Level 3 securities are also priced externally; however, due to several factors (e.g., nature of the securities, level of activity, and lack of similar securities trading to obtain observable market level inputs), these valuations are more subjective in nature. Certain private equity investments included in the Level 3 category are valued using external pricing supplemented by internal review and analysis.
After all the valuations are received and our review is complete, if the inputs used by vendors are determined to not contain sufficient observable market information, we will reclassify the affected security valuations to Level 3. At December 31, 2020 and 2019, we did not have any securities in our fixed-maturity portfolio listed as Level 3.
At December 31, 2020, we owned four private nonredeemable preferred securities that were priced internally or by a pricing firm, and we held three private nonredeemable preferred securities at December 31, 2019. At December 31, 2020, we held two Level 3 other risk investments that were priced using the cost method, compared to one Level 3 other risk investment at December 31, 2019.
To the extent we receive prices from external sources for the Level 3 securities, we would review those prices for reasonableness using internally developed assumptions and then compare our derived prices to the prices we received. During 2020 or 2019, there were no material assets or liabilities measured at fair value on a nonrecurring basis.
Based on our review, all prices received from external sources remained unadjusted. Due to the relative size of the Level 3 securities’ fair values compared to the total portfolio’s fair value, any changes in pricing methodology would not have a significant change in valuation that would materially impact net or comprehensive income.
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2020 and 2019:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2019	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2020
Equity securities:
Nonredeemable preferred stocks:
Financials	$27.1	$(27.1)	$35.0	$0	$0	$0	$0	$35.0
Industrials	16.0	0	0	0	0	0.7	0	16.7
Common equities:
Other risk investments	0.3	0	2.8	0	0	0	0	3.1
Total Level 3 securities	$43.4	$(27.1)	$37.8	$0	$0	$0.7	$0	$54.8

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2018	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2019
Equity securities:
Nonredeemable preferred stocks:
Financials	$25.1	$0	$2.0	$0	$0	$0	$0	$27.1
Industrials	5.0	0	10.0	0	0	1.0	0	16.0
Common equities:
Other risk investments	0.3	0	0	0	0	0	0	0.3
Total Level 3 securities	$30.4	$0	$12.0	$0	$0	$1.0	$0	$43.4
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2020	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Equity securities:
Nonredeemable preferred stocks:
Financials[1]	$25.0	Internal price	Unadjusted purchase price per share	3.7
Financials[2]	10.0	Internal price	Unadjusted purchase price per share	16.9
Industrials	6.9	Pricing firm	Market Approach (Guideline Public Company Method)	5.4
Industrials	9.8	Pricing firm	Market Approach (Guideline Public Company Method)	4.8
Subtotal Level 3 securities	51.7
Pricing exemption securities	3.1
Total Level 3 securities	$54.8
[1] This security was purchased in May 2020.
[2] This security was purchased in November 2020.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2019	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Equity securities:
Nonredeemable preferred stocks:
Financials	$27.1	Pricing firm	Recent transaction price per share	9.0
Industrials	6.0	Pricing firm	Performance-based transaction price adjustment per share	4.8
Industrials[1]	10.0	Internal price	Unadjusted purchase price per share	4.9
Subtotal Level 3 securities	43.1
Pricing exemption securities	0.3
Total Level 3 securities	$43.4
1 The security was purchased in November 2019.